Segment reporting - Disclosure of information about geographical area (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	€ 97,973	€ 92,115
North America
Disclosure of geographical areas [line items]
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	52,029	50,410
France
Disclosure of geographical areas [line items]
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	17,893	16,031
Italy
Disclosure of geographical areas [line items]
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	8,810	8,646
Germany
Disclosure of geographical areas [line items]
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	4,884	5,334
Brazil
Disclosure of geographical areas [line items]
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	3,811	3,556
Spain
Disclosure of geographical areas [line items]
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	1,876	2,030
United Kingdom
Disclosure of geographical areas [line items]
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	1,194	1,278
Poland
Disclosure of geographical areas [line items]
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	1,038	812
Slovakia
Disclosure of geographical areas [line items]
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	460	377
Serbia
Disclosure of geographical areas [line items]
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	161	105
Other countries
Disclosure of geographical areas [line items]
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	€ 5,817	€ 3,536